Business Segments	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Business Segments

We conduct operations in various foreign jurisdictions where we are developing projects to use our technology. Our segments are based on the location of these projects. The U.S. territories segment consists of projects in the U.S. Virgin Islands and Guam and the other segment currently consists of projects in the Cayman Islands. Direct revenues and costs, depreciation, depletion, and amortization costs, general and administrative costs, and other income directly associated with their respective segments are detailed within the following discussion. Identifiable net property and equipment are reported by business segment for management reporting and reportable business segment disclosure purposes. Current assets, other assets, current liabilities, and long-term debt are not allocated to business segments for management reporting or business segment disclosure purposes.

Reportable business segment information is as follows:

	September 30, 2018
	Headquarters	U.S. Territories	Other	Total
Revenue	$-	$-	$-	$-
Assets	$39,016	$757,738	$164,901	$961,655
Net Loss	$(3,285,410)	$-	$-	$(3,285,410)
Property and equipment	$842	$-	$-	$842
Capitalized construction in process	$-	$757,738	$164,901	$922,639
Depreciation	$510	$-	$-	$510
Additions to capitalized construction in process	$-	$30,000	$-	$30,000

	September 30, 2017
	Headquarters	U.S. Territories	Other	Total
Revenue	$-	$-	$-	$-
Assets	$24,701	$870,140	$48,998	$943,839
Net loss	$(10,614,118)	$-	$-	$(10,614,118)
Property and equipment	$1,522	$-	$-	$1,522
Capitalized construction in process	$-	$870,140	$48,998	$919,138
Depreciation	$844	$-	$-	$844
Additions to capitalized construction in process	$-	$72,853	$-	$72,853

For the period ended September 30, 2018, the U.S. territories are comprised of the U.S. Virgin Islands project (approx. $750,000) and the Guam project (approx. $165,000). Other territories are comprised of the Cayman Islands project; however during the year ended December 31, 2017, $48,998 of Cayman Islands assets under construction were considered to be impaired due to the uncertainty of the project and were written off. There were $30,000 additions and no write offs to assets under construction in the nine months of 2018.